SCHEDULE OF MATURITIES OF BANK LOANS (Details) $ in Thousands, $ in Thousands	Jun. 30, 2025 SGD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 SGD ($)
Short-Term Debt [Line Items]
Carrying amount	$ 8,143	$ 6,402	$ 8,794
Remainder of fiscal year	1,329	1,045
Year one	4,541	3,570	1,328
Year two	1,161	913	1,333
Year three	1,084	852	4,424
Year four	28	22	1,166
Year five			543
Thereafter
Secured Floating Rate Bank Loans [Member] | Singapore, Dollars
Short-Term Debt [Line Items]
Carrying amount	8,025		8,676
Remainder of fiscal year	1,305
Year one	4,517		1,304
Year two	1,137		1,309
Year three	1,060		4,400
Year four	6		1,142
Year five			521
Thereafter
Secured Floating Rate Bank Loans [Member] | United States of America, Dollars
Short-Term Debt [Line Items]
Carrying amount	118		118
Remainder of fiscal year	24
Year one	24		24
Year two	24		24
Year three	24		24
Year four	22		24
Year five			22
Thereafter